NATURE OF OPERATIONS - Additional information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended				12 Months Ended
	Dec. 20, 2021 tranche $ / shares shares	Jul. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Feb. 28, 2021 USD ($)
Common shares, par value (in dollars per share) | $ / shares					$ 0.01			$ 0.01	$ 0.01
Current liabilities					$ 75,282			$ 48,450	$ 45,531
Current assets					60,199			40,691	53,305
Un-restricted cash					10,932			15,506	31,425
Unused line of credit					15,000
Debt prepayment		$ 41,200
Overall cash increase amount					(4,574)	$ (506)		$ (16,019)	$ 19,716
BCA
Increase in cash					70,000
Deferred underwriting commissions					28,680
BCA | Parent Company
Shares converted | shares	60,800,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Deemed value | $ / shares	$ 10.00
Number of tranches | tranche	3
Number of shares to be received | shares	9,000,000
ITHAX ACQUISITION CORP.
Gross proceeds debt received										$ 3,576
Outstanding Equity Ownership Percentage								62.90%
Increase in cash					70,000
Repayments of Debt			$ 9,128	$ 15,454			$ 15,454
Current liabilities								$ 48,450
Current assets								40,691
Cash held by acquiree					157
Redemptions					$ 8,351
PPP Loan								1,576
Estimated to increase maximum shareholder redemption of common stock								150,000
Shareholder no redemption of common stock								267,144
Gross proceeds form PIPE								50,000
Un-restricted cash								15,506
Unused line of credit								$ 15,000
ITHAX ACQUISITION CORP. | Public Shareholders
Ownership percentage								100.00%